AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 59.9%
$9,500	UMB Bank Demand Deposit, 0.01%[1,2]	$9,500

Number of Shares
2,109,718	Fidelity Investments Money Market Government Portfolio - Class I, 1.19%[2]	2,109,718
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,119,218)	2,119,218
	TOTAL INVESTMENTS — 59.9%
	(Cost $2,119,218)	2,119,218
	Other Assets in Excess of Liabilities — 40.1%	1,417,330
	TOTAL NET ASSETS — 100.0%	$3,536,548

[1]	All or a portion of this investment is a holding of AXS Alternative Growth Fund Limited.
[2]	The rate is the annualized seven-day yield at period end.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
15	S&P 500 E-Mini	September 2022	$2,815,167	$2,842,125	$26,958
TOTAL FUTURES CONTRACTS			$2,815,167	$2,842,125	$26,958

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

SWAP CONTRACT

TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	AXS Alternative Growth Fund Custom Basket[2]	Receive	0.50% of Notional Value	June 1, 2023	$4,336,429	$(47,449)
TOTAL SWAP CONTRACT						$(47,449)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Alternative Growth Fund Limited.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of Long Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
18	90 Day Bank Accepted Bill Future	Mar-23	$2,825,363	$(16,930)
7	3 month Euro (EURIBOR)	Jun-23	1,859,710	(5,660)
6	SOFR 3month Futures	Jun-23	1,346,637	(7,548)
5	SOFR 3month Futures	Mar-23	1,263,258	(9,136)
4	3 Month SONIA Index Futures	Mar-23	1,165,782	(7,419)
5	Three Month Canadian Bankers Acceptance Future	Mar-23	932,516	(4,881)
3	3 Month SONIA Index Futures	Jun-23	924,206	(4,792)
3	3 month Euro (EURIBOR)	Dec-22	690,194	(2,302)
5	10 year US Treasury Notes	Sep-22	601,967	(5,382)
6	3 year Australian Treasury Bond	Sep-22	474,194	1,335
2	Three Month Canadian Bankers Acceptance Future	Dec-22	433,615	(3,418)
2	10 year Italian Bond	Sep-22	295,141	(6,515)

Number of Short Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(7)	3 month Euro (EURIBOR)	Sep-22	$(1,872,147)	$6,470
(3)	3 Month SONIA Index Futures	Sep-23	(762,751)	(3,789)
(3)	Eurodollar	Jun-23	(752,048)	(4,601)
(3)	90 Day Bank Accepted Bill Future	Sep-22	(530,045)	1,781
(1)	3 Month SONIA Index Futures	Dec-22	(431,220)	1,991
(2)	Three Month Canadian Bankers Acceptance Future	Dec-22	(368,383)	(676)
(2)	90 Day Bank Accepted Bill Future	Dec-22	(352,531)	(1,981)

OPTIONS ON CURRENCY

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Put	AUD/GBP	Jul-22	$1.72	$1,437,818	$80
	Put	JPY/EUR	Sep-22	119.00	1,236,354	1,462
	Put	JPY/AUD	Jul-22	72.00	1,221,385	-
	Put	JPY/EUR	Sep-22	126.50	927,266	3,282
	Call	ZAR/USD	Jul-22	16.25	591,670	7,214
	Call	USD/AUD	Oct-22	0.80	569,980	298
	Put	SEK/USD	Sep-22	9.50	473,336	715
	Put	JPY/EUR	Jul-22	138.50	463,633	919
	Put	USD/EUR	Sep-22	1.01	370,906	2,517
	Put	JPY/GBP	Jul-22	162.75	323,509	340
	Put	SEK/USD	Jul-22	10.25	295,835	2,873

Written
	Put	AUD/GBP	Jul-22	$1.72	$(1,437,818)	$(80)
	Put	JPY/EUR	Sep-22	119.00	(1,236,354)	(1,462)
	Put	JPY/AUD	Jul-22	72.00	(1,221,385)	-
	Put	JPY/EUR	Sep-22	126.50	(927,266)	(3,282)
	Call	ZAR/USD	Jul-22	16.25	(591,670)	(7,214)
	Call	USD/AUD	Oct-22	0.80	(569,980)	(298)
	Put	SEK/USD	Sep-22	9.50	(473,336)	(715)
	Put	JPY/EUR	Jul-22	138.50	(463,633)	(919)
	Put	USD/EUR	Sep-22	1.01	(370,906)	(2,517)
	Put	JPY/GBP	Jul-22	162.75	(323,509)	(340)
	Put	SEK/USD	Jul-22	10.25	(295,835)	(858)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Deliver/(Receive)		In Exchange For		Unrealized Appreciation (Depreciation)
Sep-22	Deutsche Bank	518,162	SGO	375,194	USD	$2,500
Sep-22	Deutsche Bank	251,087	USD	359,247	AUD	(3,753)
Sep-22	Deutsche Bank	368,024	USD	348,483	EUR	(1,895)
Sep-22	Deutsche Bank	1,077,599,688	COP	268,692	USD	13,494

OPTIONS ON FUTURES CONTRACTS

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	Eurodollar	Mar-23	$98.75	$1,290,484	$359

Written
	Call	Eurodollar	Mar-23	$99.50	$(1,300,285)	$(163)
	Call	3 month Euro (EURIBOR)	Mar-23	98.25	(621,051)	(474)
	Call	Eurodollar	Mar-23	95.88	(620,656)	(2,072)
	Call	Eurodollar	Mar-23	96.00	(580,809)	(2,194)

AUD - Australian Dollar
CAD - Canadian Dollar
COP - Colombian Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Swedish Krona
SGO - Singapore Dollar Offshore
USD - U.S. Dollar
ZAR - South African Rand

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.